FORM N-23C-3 NOTIFICATION OF REPURCHASE OFFER
                             PURSUANT TO RULE 23C-3

         1. Investment Company Act File Number 811 - 10473 Date of
Notification: November 15, 2004
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         2. Exact name of investment company as specified in registration statement:
Advantage Advisers Multi-Sector Fund I
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         3. Address of principal executive office:
200 Park Avenue, 24th Floor New York, NY 10166
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                    (Number, Street, City, State, Zip Code)

         4. Check one of the following:

         A. [/] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

         B. [ ] The notifaction pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

         C. [ ] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

         By: /s/ Bryan McKigney
            ----------------------------------
                        (Name)
         Chief Executive Officer and President
         -------------------------------------
                       (Title)


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                     ADVANTAGE ADVISERS MULTI-SECTOR FUND I
                        COMMENCEMENT OF REPURCHASE OFFER


November 15, 2004

To:  Advantage Advisers Multi-Sector Fund I Selling Firms:

Beginning today, November 15, 2004, Advantage Advisers Multi-Sector Fund I (the "Fund") will be conducting its next quarterly repurchase offer. The offer commences today November 15, 2004 and expires on December 15, 2004 at 4:00 pm Eastern time. FOR CONFIRMATION PURPOSES TO INVESTORS, ACCOUNT EXECUTIVES SHOULD HOLD REPURCHASE REQUESTS UNTIL DECEMBER 17, 2004 AT WHICH POINT THEY MAY SUBMIT THEM TO NSCC ON THAT DATE ONLY. ACCOUNT EXECUTIVES SHOULD NOT ACCEPT REPURCHASE REQUESTS AFTER DECEMBER 15, 2004. Tendering shareholders will receive proceeds based on the Fund's net asset value on December 17, 2004, no later than December 22, 2004.

Terms and conditions of the offer are contained in the attached Repurchase Offer and related Repurchase Offer Form, dated November 15, 2004. In connection with the repurchase offer, pursuant to the terms of your selling agreement with the Fund, account executives must (i) ensure that each client that owns Fund shares receives the repurchase offer materials; and (ii) respond to client inquiries about procedures for tendering Fund shares. Copies of the repurchase offer are available on the Fund's broker-only website www.advantageadvisers.com. Copies will also be sent directly to shareholders via ADP.

The Fund is offering to repurchase up to 25% of its outstanding shares at net asset value on December 17, 2004. If more shares are tendered for repurchase than the Fund is offering, the Fund may (but is not obligated to) increase the number of shares the Fund is offering to repurchase by up to two percent (2%) of the outstanding shares on December 17, 2004.

If the Fund determines not to increase the number of shares to be repurchased, or if after the Fund increases the number of shares to be repurchased, there remain shares tendered for repurchase over such increased amount, then the Fund will repurchase shares on a pro rata basis. If such pro-ration is necessary, notice will be provided via Fund/SERV the next business day after the expiration of the offer (December 20).

Selling firms must tender account positions exclusively via NSCC Fund/SERV. ALL REPURCHASE REQUESTS MUST BE SUBMITTED ON DECEMBER 17 BY NO LATER THAN 7:30 PM ET. REQUESTS FOR REPURCHASE SUBMITTED TO NSCC PRIOR TO DECEMBER 17 WILL BE REJECTED. Any orders submitted after that time will not be accepted for this repurchase offer.

KINDLY ENSURE YOUR CLIENTS RETURN THE REPURCHASE REQUEST FORM DIRECTLY TO THEIR BROKER ONLY. REPURCHASE REQUEST FORMS SHOULD NOT BE SENT DIRECTLY TO THE FUND.

Please direct any questions regarding the Repurchase Offer to the Fund's broker-only support line: 1-800-635-1404.

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                                      [ADVANTAGE ADVISERS LOGO GRAPHIC OMITTED]



November 15, 2004

Dear Advantage Advisers Multi-Sector Fund I Shareholder:

Advantage Advisers Multi-Sector Fund I (the "Fund"), offers to repurchase a certain percentage of its shares each quarter. We want to notify you of the next opportunity to redeem shares. Please disregard this notice if you do not wish to redeem Fund shares.

Until December 15, 2004, you are entitled to request that the Fund repurchase shares you own. If you wish to do so, you should submit your request through your financial advisor, who can handle all the details for you. Your financial advisor may charge you a fee for this service.

Page 3 of this document contains a repurchase request form. Your Repurchase Request Form must be received in proper order no later than December 15, 2004 for it to be honored, and your request will be executed at the Fund's closing net asset value on December 17, 2004. The Repurchase Request Form must be returned to your financial advisor only. Repurchase Request Forms should NOT be sent directly to the Fund.

You do not need to take any action if you do not wish to redeem Fund shares.

ALL REQUESTS TO REDEEM SHARES MUST BE RECEIVED BY THE FUND IN GOOD ORDER BY 4:00 P.M. EASTERN TIME ON DECEMBER 15, 2004.

If you have questions about redeeming Fund shares, please contact your financial advisor or refer to the enclosed Repurchase Offer that describes the process in detail.

Thank you for your continued confidence in Advantage Advisers Multi-Sector Fund
I.

Sincerely,


Bryan McKigney

November 15, 2004

                     ADVANTAGE ADVISERS MULTI-SECTOR FUND I
                           QUARTERLY REPURCHASE OFFER

1. THE OFFER. Advantage Advisers Multi-Sector Fund I (the "Fund") is offering to repurchase up to 25% of its outstanding shares at a price equal to the per share net asset value ("NAV") on December 17, 2004. The terms of this offer are described below and in the Fund's prospectus. Quarterly repurchase offers are designed to provide you with some liquidity since the Fund is unaware of any secondary market that exists for your shares.

2. NET ASSET VALUE. The Fund's NAV as of the close of business on November 8, 2004 was $ 25.06 per share. Since the Fund's NAV may fluctuate, please contact your financial advisor for the Fund's latest NAV information.

3. REPURCHASE REQUEST DEADLINE. The Fund must receive your properly completed Repurchase Request Form on or before 4:00 p.m., Eastern time, on December 15, 2004. THE REPURCHASE REQUEST FORM MUST BE RETURNED TO YOUR FINANCIAL ADVISOR ONLY. REPURCHASE REQUEST FORMS SHOULD NOT BE SENT DIRECTLY TO THE FUND. You may withdraw or modify your repurchase request at any time prior to that time.

4. REPURCHASE PRICING DATE. The Fund will redeem shares at NAV as of the close of business on December 17, 2004 ("the Repurchase Pricing Date"). Please be aware that the per share NAV may fluctuate between the Repurchase Request Deadline and the Repurchase Pricing Date.

5. PAYMENT FOR SHARES REPURCHASED. Repurchase proceeds will be credited to your brokerage account no later than December 22, 2004, seven days after the Repurchase Pricing Date.

6. INCREASE IN NUMBER OF SHARES REPURCHASED: PRO RATA REPURCHASE. If share repurchase requests exceed the number of shares in the Fund's repurchase offer, the Fund may (i) repurchase tendered shares on a pro rata basis or (ii) increase the number of shares to be repurchased by up to two percent (2%) of the Fund's outstanding shares. If the Fund increases the percentage to be repurchased but the share repurchase requests still exceed the number of shares in the Fund's expanded offer, the Fund will repurchase tendered shares on a pro rata basis. As a result, there can be no assurance that the Fund will be able to fulfill your entire request even if you tender all shares held in your account. In this event, you may be unable to liquidate some of your investment, and you will have to wait until a later date to tender the shares that the Fund was unable to repurchase. Until such later date, you would be subject to the risk of NAV fluctuations.

7. WITHDRAWAL OF SHARES TO BE REPURCHASED. You may withdraw or modify your repurchase request at any time prior to 4:00 p.m., Eastern time, on December 15, 2004.

8. SUSPENSION OR POSTPONEMENT OF REPURCHASE OFFER. The Fund may suspend or postpone its offer in limited circumstances, and only by vote of a majority of the Fund's Board of Trustees, including a majority of the independent Trustees. These circumstances are limited and may include the following:


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(a) if the repurchase would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code;

(b) any period during which an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or to determine the value of the Fund's net assets;

(c) any period for which the Securities and Exchange Commission permits by order for the protection of shareholders; or

(d) any period during which the New York Stock Exchange or any market on which securities owned by the Fund are principally traded is closed, or trading on the New York Stock Exchange or such market is restricted.

You will be notified if the Fund suspends or postpones the offer, and will be notified again if the Fund resumes its offer.

9. TAX CONSEQUENCES. You should consult your tax advisor regarding the specific tax consequences, including state and local tax consequences, of share repurchases. Shares tendered pursuant to the Fund's offer will be treated as a taxable sale of the shares. Any gain or loss you recognize will be treated as a short-term capital gain or loss if you held your shares less than twelve months, and as a long-term capital gain or loss if you held your shares for more than twelve months.

10. DOCUMENTS IN PROPER FORM. The Fund will have the sole discretion to determine all questions as to the validity, form, eligibility (including time of receipt) and acceptance of repurchase requests. The Fund reserves the absolute right to reject any or all eligible repurchase requests or to refuse to accept for payment, purchase or pay for any shares if, in the opinion of the Fund's counsel, doing so would be unlawful. The Fund also reserves the absolute right to waive any of the offer's conditions or any defect in any repurchase request. The Fund's determinations and interpretations of the terms and conditions of the offer shall be final and binding. Unless waived, any defects in a repurchase request must be corrected within a time period set by the Fund. A repurchase request will not be considered eligible until any defects have been corrected or waived.

NEITHER THE FUND NOR ITS BOARD OF TRUSTEES MAKE ANY RECOMMENDATION AS TO WHETHER YOU SHOULD SUBMIT A REPURCHASE REQUEST. EACH SHAREHOLDER MUST MAKE AN INDEPENDENT DECISION WHETHER TO TENDER SHARES AND, IF SO, HOW MANY SHARES TO TENDER.

THE FUND HAS NOT AUTHORIZED ANYONE TO MAKE ANY RECOMMENDATION AS TO WHETHER YOU SHOULD SUBMIT A REPURCHASE REQUEST. THE FUND HAS NOT AUTHORIZED ANYONE TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THE OFFER OTHER THAN THOSE IN THIS DOCUMENT OR IN THE FUND'S PROSPECTUS.

FOR THE FUND'S LATEST NET ASSET VALUE AND OTHER INFORMATION, OR FOR A COPY OF THE FUND'S PROSPECTUS, PLEASE CONTACT YOUR FINANCIAL ADVISOR.

                            REPURCHASE REQUEST FORM
                     ADVANTAGE ADVISERS MULTI-SECTOR FUND I


This form must be returned to your financial advisor in proper order by December 15, 2004 if you wish to redeem shares of the Advantage Advisers Multi-Sector Fund I. You may withdraw or modify your repurchase request at any time prior to 4:00 p.m., Eastern time on December 15, 2004.

IF YOU HAVE ANY QUESTIONS REGARDING THIS FORM, PLEASE CONTACT YOUR FINANCIAL ADVISOR.

NAME AND ADDRESS OF REGISTERED SHAREHOLDER(S):

Registered Shareholder:
 __________________________________________________________

Street Address: ___________________________________________

City, State and Zip Code: _________________________________

Account Number: ___________________________________________

Social Security Number: ___________________________________

Daytime Telephone Number:__________________________________

Please provide a phone number where you can be reached if there are any questions about your request.

SECTION I.                 SHARE REPURCHASE

I/We request that Advantage Advisers Multi-Sector Fund I repurchase my/our fund shares at their net asset value on the Repurchase Pricing Date as follows:

___ Partial Repurchase:

Please repurchase _____________ shares from my/our account.

Or

Please repurchase $____________ worth of shares from my/our account.

___ Full Repurchase:

Please repurchase all shares from my/our account.



              KINDLY NOTE THAT THE REPURCHASE REQUEST FORM MUST BE
                    RETURNED TO YOUR FINANCIAL ADVISOR ONLY.
                  REPURCHASE REQUEST FORMS SHOULD NOT BE SENT
                             DIRECTLY TO THE FUND.

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SECTION II.           PAYMENT

Proceeds of your tender will be credited to your brokerage account.

SECTION III.         SIGNATURE

PLEASE SIGN BELOW AND NOTE THE FOLLOWING IMPORTANT POINTS:

Your signature(s) below MUST CORRESPOND EXACTLY with the name(s) in which the shares are registered.

* If the shares are held by two or more joint holders, ALL MUST SIGN.

If the shares are in an IRA account, an authorized official of the Custodian of the IRA account must sign.

If the signer of the document is a trustee, executor, administrator, guardian, attorney in fact, officers of corporations or others acting in a fiduciary or representative capacity, they must so indicate when signing, and submit proper evidence satisfactory to the Fund of their authority to so act.

Signature(s) of owner(s) exactly as registered:

_________________________________________________________

Date:   __________________